Derivatives (Details 4) (Derivatives not designated as hedging instruments, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives not designated as hedging instruments
Gross notional amount of forward, option and swap contracts not designated as hedging instruments	$ 1,000,000,000
Gain (Loss) on Derivative Recognized in income	(2,000,000)	22,000,000	(42,000,000)
Foreign currency forward/option contracts | Cost of sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	(24,000,000)	13,000,000	(24,000,000)
Foreign currency forward contracts | Interest expense
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	22,000,000	9,000,000	(19,000,000)
Commodity price swap contracts | Cost of sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ 0	$ 0	$ 1,000,000